Intangible assets and goodwill (Details 5 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for cash-generating units
Adjustment In Goodwill And Account Payable For Business Acquisition	R$ 5,096
Cash-generating units
Disclosure of information for cash-generating units
Forecast period of cash flow projections	5 years
Forecast period of revenue growth projections	5 years
Budgeted EBITDA growth rate (average for the next five years)	19.00%	22.00%
Cash-generating units | Bottom of range
Disclosure of information for cash-generating units
Average revenue growth rate per annum	2.50%
Cash-generating units | Top of range
Disclosure of information for cash-generating units
Average revenue growth rate per annum	10.00%